UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22356

Archer Investment Series Trust

(Exact name of registrant as specified in charter)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

 (Address of principal executive offices)

(Zip code)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

 (Name and address of agent for service)

With copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

THE ARCHER FUNDS

BALANCED FUND

INCOME FUND

STOCK FUND

FEBRUARY 29, 2012

(UNAUDITED)

Archer Balanced Fund

Graphical Illustration

February 29, 2012 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Archer Income Fund

Graphical Illustration

February 29, 2012 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Archer Stock Fund

Graphical Illustration

February 29, 2012 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

	Archer Balanced Fund
	Schedule of Investments
	February 29, 2012 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 64.56%

Aircraft - 3.47%
7,000	Boeing Co.	$ 524,650

Beverages - 3.75%
9,000	PepsiCo, Inc.	566,460

Computer & Office Equipment - 3.29%
25,000	Cisco Systems, Inc.	497,000

Crude Petroleum & Natural Gas - 3.71%
16,000	Enerplus Corp.	384,000
1,700	Occidental Petroleum Corp.	177,429
		561,429
Drilling Oil & Gas Wells - 2.39%
9,000	Noble Corp.	361,620

Electric Services - 1.02%
5,000	Public Service Enterprises Group, Inc.	153,900

Electromedical & Electrotherapeutic Apparatus - 2.09%
7,500	St. Jude Medical, Inc.	315,900

Engines & Turbines - 1.59%
2,000	Cummins, Inc.	241,140

Fire, Marine & Casualty Insurance - 1.37%
10,000	Hartford Financial Services Group, Inc.	207,100

Gold & Silver Ores - 1.74%
5,500	Barrick Gold Corp.	262,515

Health Care Plans - 4.58%
5,000	Aetna, Inc.	233,800
7,000	Wellpoint, Inc.	459,410
		693,210
Natural Gas Transmission - 2.33%
10,000	Kinder Morgan, Inc.	352,400

Oil, Gas Field Services, NBC - 1.54%
3,000	Schlumberger N.V. LTD.	232,830

Petroleum Refining - 2.16%
3,000	Chevron Corp.	327,360

Pharmaceutical Preparations - 11.06%
9,000	Abbott Laboratories	509,490
3,800	Johnson & Johnson, Inc.	247,304
18,000	Pfizer, Inc.	380,250
12,000	Teva Pharmaceutical Industries, Ltd. ADR	537,720
		1,674,764
Plastics, Materials & Synthetic Resins/Rubber - 2.69%
8,000	EI Dupont de Nemours & Co.	406,800

Radio & TV Broadcasting & Communications - 0.46%
1,000	L-3 Communications Holdings, Inc.	70,250

Retail - Drug Stores - 4.18%
14,000	CVS Caremark Corp.	631,400

Services - Prepackaged Software - 3.78%
18,000	Microsoft Corp.	571,320

Surgical & Medical Instruments - 3.50%
9,100	Baxter International, Inc.	528,983

Telephone Communications (No Radio Telephone) - 3.86%
10,000	AT&T, Inc.	305,900
9,000	P.T. Telekomunik Indonesia TBK ADR *	278,010
		583,910

TOTAL FOR COMMON STOCK (Cost $9,225,231) - 64.56%		9,764,941

CLOSED-END FUNDS - 0.67%
5,000	Western Asset Emerging Markets Debt Fund, Inc.	100,650
TOTAL FOR CLOSED-END FUNDS (Cost $100,059) - 0.67%		100,650

CORPORATE BONDS - 21.64%

Cement, Hydraulic - 0.69%
100,000	CRH America, Inc., 5.30%, 10/15/13	104,686

Computer & Office Equipment - 1.05%
75,000	Dell, Inc., 4.70%, 4/15/13	78,271
75,000	Hewlett-Packard Co., 4.75%, 6/2/14	80,574
		158,845
Containers - Paper/Plastic - 0.72%
100,000	Sealed Air Corp., 7.875%, 6/15/17	109,380

Crude Petroleum & Natural Gas - 0.67%
100,000	Chesapeake Energy Corp., 6.775%, 3/15/19	100,850

Diversified Banking Institution - 0.97%
50,000	Ally Financial, Inc., 7.00%, 8/15/2013 **	51,025
100,000	Ally Financial, Inc., 6.70%, 6/15/2018	95,700
		146,725
Electric Services - 0.36%
50,000	Appalachian Power Co., 4.95%, 2/1/15	54,729

Finance Services - 4.36%
125,000	American Express Co., 5.55% 10/17/12	128,628
100,000	Block Financial Corp., 5.125%, 10/30/14	103,889
50,000	Block Financial Corp., 7.875%, 1/15/13	52,570
300,000	Citigroup Funding, 10.00%, 5/28/25	300,000
75,000	GE Capital Corp., 5.00%, 3/15/19 **	75,000
		660,087
Heating Equipment - 0.55%
75,000	Fortune Brands, Inc., 6.375%, 6/15/14	82,442

Miscellaneous Business Credit Institution - 0.84%
125,000	Ford Motor Credit Co. LLC., 7.80%, 6/01/12	126,923

National Commercial Banks - 3.25%
400,000	Bank of America Corp., 13.00%, 5/13/30 **	390,000
50,000	JP Morgan Chase & Co., 6.625%, 3/15/12	50,110
50,000	Wells Fargo & Co., 5.25%, 10/23/12	51,430
		491,540
Plastics, Materials & Synthetic Resins - 0.34%
50,000	Dow Chemical Corp., 6.00%, 10/1/12	51,287

Retail - Variety Stores - 0.41%
60,000	Wal-Mart Stores, Inc., 4.25%, 4/15/13	62,666

Retail - Consumer Electronics Stores - 0.49%
70,000	Best Buy Company, Inc., 6.75%, 7/15/13	74,494

Retail - Lumber & Other Building Material Dealers - 0.54%
75,000	Home Depot, Inc., 5.25%, 12/16/13	81,002

Security Broker Dealers - 4.29%
50,000	Morgan Stanley & Co., 4.50%, 08/31/15 **	50,000
75,000	Morgan Stanley & Co., 10.50% , 3/16/30 **	69,094
50,000	Morgan Stanley & Co., 10.00%, 3/31/30 **	49,000
500,000	Morgan Stanley & Co., 10.00%, 4/28/30 **	480,000
		648,094
Sugar & Confectionery Products - 0.71%
100,000	WM. Wrigley Jr. Co., 4.65%, 7/15/15	106,978

Telephone Communications - 1.40%
150,000	AT&T, Inc., 6.70%, 11/15/13	163,875
45,000	New York Telephone Co., 7.00%, 6/15/13	48,441
		212,316

TOTAL FOR CORPORATE BONDS (Cost $3,204,314) - 21.64%		3,273,044

EXCHANGE TRADED FUNDS - 0.75%
1,000	iShares JP Morgan Emerging Markets Bond Fund	113,300
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $111,029) - 0.75%		113,300

SENIOR NOTE - 0.35%

Cellular Telecommunications - 0.35%
2,000	US Cellular Corp., PFD 6.95%, 5/15/60	53,020
TOTAL FOR SENIOR NOTE (Cost $49,920) - 0.35%		53,020

STRUCTURED NOTES - 2.38%
200,000	Suntrust Bank, Atlanta, GA, 0.00%, 9/22/14	236,248
100,000	Suntrust Bank, Atlanta, GA, 0.00%, 3/27/14	123,513
TOTAL FOR STRUCTURED NOTES (Cost $296,411) - 2.38%		359,761

REAL ESTATE INVESTMENT TRUST - 3.76%
22,000	Government Properties Income Trust	513,260
2,000	Public Storage, PFD 6.50%, Series P	55,292
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $577,711) - 3.76%		568,552

PREFERRED SECURITIES - 0.51%
3,000	Wells Fargo VII PFD, 5.85%, 5/1/33	76,590
TOTAL FOR PREFERRED SECURITIES (Cost $56,634) - 0.51%		76,590

MUNICIPAL BOND - 0.34%
50,000	Napa, CA, Solid Waste, 5.06%, 8/1/13	50,772
TOTAL FOR MUNICIPAL BOND (Cost $50,309) - 0.34%		50,772

SHORT TERM INVESTMENTS - 2.61%
394,580	Fidelity Institutional Money Market Portfolio 0.26 ** (Cost $394,580)	394,580

TOTAL INVESTMENTS (Cost $14,066,198) - 97.57%		14,755,210

OTHER ASSETS LESS LIABILITIES - 2.43%		367,450

NET ASSETS - 100.00%		$ 15,122,660

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at February 29, 2012.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of February 29, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 9,764,941	-	-	$ 9,764,941
Closed-End Funds	100,650	-	-	100,650
Corporate Bonds	3,273,044	-	-	3,273,044
Exchange Traded Funds	113,300	-	-	113,300
Senior Note	53,020	-	-	53,020
Structured Notes	359,761	-	-	359,761
Real Estate Investment Trusts	568,552	-	-	568,552
Preferred Securities	76,590	-	-	76,590
Municipal Bonds	50,772	-	-	50,772
Short-Term Investments:
Fidelity Institutional Money Market	394,580	-	-	394,580

	$ 14,755,210	-	-	$ 14,755,210

	Archer Income Fund
	Schedule of Investments
	February 29, 2012 (Unaudited)

Shares/Principal		Fair Value

CLOSED-END FUND - DEBT - 2.50%
4,700	Western Asset Emerging Market	$ 94,611
TOTAL FOR CLOSED-END FUND (Cost $88,306) - 2.50%		94,611

CORPORATE BONDS - 46.30%

Beverages - Non-Alcoholic - 1.46%
50,000	Cott Beverages, Inc., 8.375%, 11/15/17	55,062

Commercial Banks - Western US - 1.34%
50,000	Zions Bancorp, 5.50%, 5/10/16	50,459

Crude Petroleum & Natural Gas - 1.33%
50,000	Chesapeake Energy Corp., 6.775%, 3/15/19	50,425

Diversified Banking Institution - 11.79%
100,000	Bank of America Corp., 6.75%, 9/9/13 (Australia)	100,273
75,000	Goldman Sachs Group Inc., 4.00%, 5/18/23 **	73,875
250,000	Morgan Stanley, 10.00%, 4/8/12 (Brazil)	157,250
50,000	Ally Financial, Inc., 7.00%, 8/15/13 **	51,025
66,000	Ally Financial, Inc., 6.70%, 6/15/18	63,162
		445,585
Diversified Financial Services - 2.71%
100,000	GE Capital Australia, 6.75%, 2/18/14 (Australia)	102,357

Electric & Other Services Combined - 1.45%
50,000	CMS Energy, Inc., 6.25%, 2/01/20	54,715

Finance Services - 3.40%
125,000	American Express Co., 5.55%, 10/17/2012	128,628

Miscellaneous Business Credit Institution - 4.80%
125,000	Ford Motor Credit Co., 7.80%, 6/1/12	126,923
50,000	Ford Credit Canada Ltd., 7.50%, 8/18/15	54,500
		181,423
Multimedia - 1.49%
50,000	Time Warner Inc., 4.75%, 3/29/21	56,329

National Commercial Banks - 2.81%
100,000	Citigroup, Inc., 6.50%, 8/19/13	106,005

Oil Company - Exploration & Production - 3.11%
100,000	Southwestern Energy Co., 7.125%, 10/10/17	117,407

Retail - Consumer Electronics Stores - 2.11%
75,000	Best Buy Company, Inc., 6.75%, 7/15/13	79,815

Supranational Bank - 6.49%
91,819	European BK Recon & Dev., 6.75%, 2/19/13 (Indonesia)	96,156
650,000	International Bank Recon & Dev., 6.50%, 9/11/13	52,339
165,000	International Bank Recon & Dev., 8.25%, 1/24/13	96,623
		245,118
Steel Works, Blast Furnaces, Rolling Mills (Coke Ovens) - 2.01%
75,000	Arcelormittal, 3.75%, 3/1/16	76,025

TOTAL FOR CORPORATE BONDS (Cost $1,798,765) - 46.30%		1,749,353

EXCHANGE TRADED FUNDS - 18.17%
600	iShares Barclays Intermediate Credit Bond	65,628
1,000	iShares iBoxx $ Invest Grade Corp. Bond	117,700
1,000	iShares JP Morgan Emerging Markets Bond	113,300
6,000	PowerShares Build America Bond	176,520
6,000	PowerShares Preferred	86,640
1,500	Vanguard Intermediate-Term Corp. Bond Idx ETF	126,900
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $639,153) - 18.17%		686,688

MUNICIPAL BONDS - 10.85%
50,000	Clark County Nevada, 6.36%, 11/1/24	56,298
50,000	Illinois State, 5.665%, 3/1/18	54,853
100,000	Tobacco Settlement Auth IA, 6.50%, 6/1/23	93,701
130,000	TSACS Inc., 4.75%, 6/1/22	129,366
75,000	Westfield In County Option Income Tax Revenue 3.50%, 11/01/16	75,731
TOTAL FOR MUNICIPAL BONDS (Cost $396,014) - 10.85%		409,949

PREFERRED SECURITIES - 2.71%
50,000	Edison International, PFD 6.25%, 8/01/49 Series E **	51,006
2,000	First Republic Bank, PFD 6.70%, 12/31/49	51,400
TOTAL FOR PREFERRED SECURITIES (Cost $101,672) - 2.71%		102,406

REAL ESTATE INVESTMENT TRUSTS - 8.71%

REITS - Diversified - 8.71%
2,000	Duke Realty Corp., PFD 6.95%, Series M	50,600
3,500	Duke Realty Corp., PFD 6.50%, Series K	87,220
2,500	Public Storage, PFD 6.45%, Series F	63,700
3,000	Public Storage, PFD 6.625%, Series M	76,695
200,000	Regency Centers Corp., PFD 6.625%, 12/03/49, Series 6	50,780
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $322,019) - 8.71%		328,995

SENIOR NOTE - 2.81%

Cellular Telecommunications - 2.81%
4,000	US Cellular Corp., PFD 6.95%, 5/15/60	106,040
TOTAL FOR SENIOR NOTE (Cost $99,840) - 2.81%		106,040

STRUCTURED NOTE - 3.90%

Diversified Banking Institution - 3.90%
100,000	Morgan Stanley, 4.50%, 8/30/15 **	97,500
50,000	Morgan Stanley & Co., 4.50%, 08/31/15 **	50,000
TOTAL FOR STRUCTURED NOTE (Cost $147,748) - 3.90%		147,500

SHORT TERM INVESTMENTS - 4.54%
171,545	Fidelity Institutional Money Market 0.26% ** (Cost $171,545)	171,545

TOTAL INVESTMENTS (Cost $3,765,062) - 100.52%		3,797,087

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.52)%		(18,775)

NET ASSETS - 100.00%		$ 3,778,312

** Variable rate security; the coupon rate shown represents the yield at February 29, 2012.
The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of February 29, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Closed-End Fund - Debt	$ 94,611	-	-	$ 94,611
Corporate Bonds	1,592,103	157,250	-	1,749,353
Exchange Traded Funds	686,688	-	-	686,688
Municipal Bonds	409,949	-	-	409,949
Preferred Securities	102,406			102,406
Real Estate Investment Trusts	328,995	-	-	328,995
Senior Note	106,040	-	-	106,040
Structured Note	147,500	-	-	147,500
Short-Term Investments:
Fidelity Institutional Money Market	171,545	-	-	171,545

	$ 3,639,837	$ 157,250	-	$ 3,797,087

	Archer Stock Fund
	Schedule of Investments
	February 29, 2012 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 98.43%

Adhesives & Sealants - 0.61%
900	HB Fuller Co.	$ 27,117

Aircraft - 1.43%
1,000	Triumph Group, Inc.	63,800

Application Software - 2.07%
2,900	Microsoft Corp.	92,046

Biological Products (No Diagnostic Substances) - 1.98%
1,300	Amgen, Inc.	88,413

Business Services - 1.83%
700	Visa, Inc. Class A	81,459

Cable & Other Pay Television Services - 1.47%
1,400	Discovery Communications, Inc. Class A *	65,310

Calculating & Accounting Machines (No Electronic Computers) - 2.15%
2,000	Verifone Systems, Inc. *	95,780

Chemicals - Major Diversified - 0.53%
700	Dow Chemical Co.	23,457

Commercial Banks - NEC - 1.38%
500	Credicorp Ltd. *	61,445

Computer & Office Equipment - 2.51%
500	Lexmark International, Inc. Class A	18,440
4,700	Cisco Systems, Inc.	93,436
		111,876
Computer Storage Devices - 0.43%
700	EMC Corp. *	19,383

Construction Machinery & Equipment - 0.51%
200	Caterpillar, Inc.	22,842

Construction, Mining & Materials Handling Machinery & Equipment - 0.43%
300	Dover Corp.	19,206

Crude Petroleum & Natural Gas - 0.47%
200	Occidental Petroleum Corp.	20,874

Cutler, Handtools & General Hardware - 0.52%
300	Stanley Black & Decker, Inc.	23,040

Diversified Investments - 0.47%
900	Main Street Capital Corp.	21,060

Diversified Machinery - 0.46%
400	Graco, Inc.	20,472

Drug Manufacturers - Other - 1.83%
2,200	Endo Pharmaceutical Holdings, Inc. *	81,554

Electric Lighting & Wiring Equipment - 0.41%
300	Cooper Industries Plc Class A (Ireland)	18,366

Electromedical & Electrotherapeutic Apparatus - 1.48%
900	Zoll Medical Corp. *	65,835

Electronic Computers - 0.81%
500	Nice Systems Ltd. *	17,095
1,100	Dell, Inc. *	19,030
		36,125
Engines & Turbines - 0.54%
200	Cummins, Inc.	24,114

Farm Machinery & Equipment - 2.30%
1,500	AGCO Corp. *	77,445
300	Deere & Co.	24,879
		102,324
Farm Products - 1.81%
1,200	Bunge Ltd. *	80,784

Gas & Other Services - 0.67%
500	Sempra Energy	29,620

Gold & Silver Ores - 3.10%
1,500	Barrick Gold Corp.	71,595
6,000	Kinross Gold Corp.	66,480
		138,075
Health Care Plans - 1.37%
1,300	Aetna, Inc.	60,788

Industrial Instruments for Measurement Display & Control - 0.47%
400	Danaher Corp.	21,132

Industrial Metals & Minerals - 1.75%
1,225	Cliffs Natural Resources, Inc.	77,763

In Vitro & In Vivo Diagnostic Substance - 0.43%
800	Myriad Genetics, Inc. *	19,360

Laboratory Analytical Instruments - 0.60%
600	FEI Co. *	26,712

Lawn & Garden Tractors & Home Lawn & Garden Equipment - 1.22%
800	Toro Co.	54,192

Long-Term Care Facilities - 0.43%
700	Ensign Group, Inc.	19,187

Lumber & Wood Products (No Furniture) - 0.42%
500	Koppers Holdings, Inc.	18,815

Miscellaneous Fabricated Metal Products - 0.62%
1,000	Barnes Group, Inc.	27,700

Miscellaneous Food Preparations & Kindred Products - 0.44%
300	Green Mountain Coffee Roasters *	19,491

Miscellaneous Industrial & Commercial Machinery & Equipment - 2.98%
2,300	Actuant Corp. Class A	64,791
1,300	Eaton Corp.	67,847
		132,638
Miscellaneous Transportation Equipment - 1.19%
800	Polaris Industries, Inc.	52,848

Motorhomes - 0.44%
600	Thor Industries, Inc.	19,542

National Commercial Banks - 2.28%
2,500	US Bancorp.	73,500
900	Wells Fargo & Co.	28,161
		101,661
Oil & Gas Field Services, NBC - 3.08%
900	Schlumberger N.V. Ltd.	69,849
3,400	Basic Energy Services, Inc. *	67,524
		137,373
Oil & Gas Filed Machinery & Equipment - 2.04%
1,100	National Oilwell Varco, Inc.	90,783

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.82%
400	PPG Industries, Inc.	36,500

Personal Computers - 2.44%
200	Apple, Inc. *	108,488

Pharmaceutical Preparations - 2.01%
2,000	Teva Pharmaceutical Industries Ltd. ADR	89,620

Public Building & Related Furniture - 2.06%
2,000	BE Aerospace, Inc. *	91,680

Pumps & Pumping Equipment - 0.53%
200	Flowserve Corp.	23,714

Radio & TV Broadcasting & Communications - 2.21%
2,100	Dolby Laboratories, Inc. Class A *	79,947
300	Qualcomm, Inc.	18,654
		98,601
Railroads, Line-Haul Operating - 2.21%
900	Genesee & Wyoming, Inc. Class A *	53,478
1,100	RailAmerica, Inc. *	22,660
200	Union Pacific Corp.	22,050
		98,188
Retail - Apparel & Accessory Stores - 1.76%
700	Phillips-Van Heusen Corp.	59,507
600	Zumiez, Inc. *	18,852
		78,359
Retail - Auto & Home Supply Stores - 1.34%
700	Advance Auto Parts, Inc.	59,759

Retail - Auto Dealers & Gasoline Stations - 0.55%
800	Carmax, Inc. *	24,552

Retail - Eating Places - 1.18%
1,900	Brinker International, Inc.	52,421

Retail - Home Furniture, Furnishings & Equipment Stores - 1.07%
800	Bed Bath & Beyond, Inc. *	47,792

Retail - Retail Stores, NEC - 1.41%
2,400	Titan Machinery, Inc.	62,856

Retail - Shoe Stores - 2.16%
500	DSW, Inc. Class A	28,200
1,000	Genesco, Inc. *	68,140
		96,340
Retail - Variety Stores - 1.09%
900	Family Dollar Stores, Inc.	48,591

Savings Institution, Federally Chartered - 0.86%
1,600	Capitol Federal Financial, Inc.	18,704
1,200	Washington Federal, Inc.	19,440
		38,144
Secondary Smelting & Refining of Non-Ferrous Metals - 1.32%
4,000	Titanium Metals Corp. *	58,640

Semi-Conductors & Related Devices - 1.15%
1,900	Intel Corp.	51,072

Services - Computer Integrated Systems - 0.80%
600	CACI International, Inc. *	35,484

Services - Automotive Repair, Services & Parking - 0.41%
400	Monro Muffler Brake, Inc.	18,348

Services - Business Services - 0.55%
200	Alliance Data Systems Corp. *	24,272

Services - Computer Programming, Data Processing & Etc. - 2.08%
150	Google, Inc. Class A *	92,737

Services - Computer Programming Services - 0.43%
1,600	Perficient, Inc. *	19,328

Services - Engineering Services - 0.44%
800	Tetra Tech, Inc. *	19,648

Services - Equipment Rental & Leasing - 0.85%
500	TAL International Group, Inc.	18,020
600	Textainer Group Holdings Ltd.	19,932
		37,952

Services - Help Supply Services - 1.28%
2,000	Robert Half International Inc.	56,860

Services - Medical Laboratories, Inc. - 1.67%
3,700	Bio Reference Laboratories, Inc. *	74,518

Services - Personal Services - 1.31%
1,000	Coinstar, Inc. *	58,230

Services - Prepackaged Software - 2.22%
2,000	BMC Software, Inc. *	74,880
900	Parametric Technology Corp. *	24,030
		98,910
Sporting Goods Stores - 0.56%
700	Cabela's, Inc. Class A *	24,836

State Commercial Banks - 2.94%
400	SVB Financial Group *	23,712
1,600	Texas Capital BancShares, Inc. *	54,224
1,800	Bank of the Ozarks, Inc.	52,830
		130,766
Sugar & Confectionery Products - 0.41%
300	Hershey Co.	18,210

Surgical & Medical Instruments & Apparatus - 0.43%
650	ResMed, Inc. *	19,045

Telephone & Telegraph Apparatus - 2.45%
700	Netgear, Inc. *	26,299
4,000	Polycom, Inc. *	82,600
		108,899
Trucking (No Local) - 1.02%
1,300	Celadon Group, Inc.	19,188
600	Old Dominion Freight Line, Inc. *	26,106
		45,294
Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 0.45%
600	Enersys, Inc. *	20,148

TOTAL FOR COMMON STOCK (Cost $ 4,101,075) - 98.43%		4,383,164

SHORT-TERM INVESTMENTS - 1.51%
67,267	Fidelity Institutional Money Market Portfolio 0.26%** (Cost $67,267)	67,267

TOTAL INVESTMENTS (Cost $4,168,342) - 99.94%		4,450,431

OTHER ASSETS LESS LIABILITIES - 0.06%		2,526

NET ASSETS - 100.00%		$ 4,452,957

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at February 29, 2012.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of February 29, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 4,383,164	-	-	$ 4,383,164
Short-Term Investments:
Fidelity Institutional Money Market Portfolio	67,267	-	-	67,267

	$ 4,450,431	-	-	$ 4,450,431

The Archer Funds
Statement of Assets and Liabilities
February 29, 2012 (Unaudited)

Assets:	Balanced Fund	Income Fund	Stock Fund
Investments in Securities, at Value (Cost $14,066,198,	$ 14,755,210	$ 3,797,087	$ 4,450,431
$3,765,062, and $4,168,342, respectfully)
Cash	-	-	2,715
Receivables
Shareholder Purchases	11,950	4,131	3,177
Receivable from Advisor	1,148	3,079	1,257
Receivable for Securities Sold	412,000	-	-
Interest	33,740	46,079	12
Dividend	29,162	343	5,215
Prepaid Expenses	41,453	9,776	11,510
Total Assets	15,284,663	3,860,495	4,474,317
Liabilities:
Payables:
Payable for Securities Purchased	98,700	65,142	-
Due to Custodian	-	3,644	-
Shareholder Sales	42,490	-	9,394
Accrued Expenses	20,813	13,397	11,966
Total Liabilities	162,003	82,183	21,360
Net Assets	$ 15,122,660	$ 3,778,312	$ 4,452,957

Net Assets Consist of:
Paid In Capital	$ 16,089,712	$ 3,743,804	$ 4,475,292
Accumulated Undistributed Net Investment Income (Loss)	15,818	(1,706)	(6,149)
Accumulated Net Realized Gain (Loss) on Investments	(1,671,882)	4,189	(298,275)
Net Unrealized Appreciation in Value of Investments	689,012	32,025	282,089
Net Assets (unlimited shares authorized; 1,673,413, 184,767, and 149,299 shares outstanding, respectfully)	$ 15,122,660	$ 3,778,312	$ 4,452,957

Net Asset Value and Offering Price Per Share	$ 9.04	$ 20.45	$ 29.83

Redemption Price Per Share ($9.04 x 0.995),	$ 8.99	$ 20.25	$ 29.53
($20.45 x 0.99), & ($29.83 x 0.99), respectfully *

*The Balanced Fund will deduct a 0.50% redemption fee from redemption proceeds if purchased and redeemed within 30 days.
The Income and Stock Funds will deduct a 1.00% redemption fee from redemption proceeds if purchased and redeemed within 90 days.

The accompanying notes are an integral part of these financial statements.

The Archer Funds
Statements of Operations
For the six months ended February 29, 2012 (Unaudited)

Investment Income:	Balanced Fund	Income Fund	Stock Fund
Dividends (net of foreign withholding taxes of $2,831, $0, and $221, respectfully)	$ 152,494	$ 30,412	$ 19,202
Interest	147,550	94,584	126
Total Investment Income	300,044	124,996	19,328

Expenses:
Advisory Fees (a)	52,751	7,721	13,178
Transfer Agent	15,717	7,779	5,984
Administrative (a)	35,264	15,166	15,166
Registration	10,010	364	364
Legal	8,929	4,384	4,246
Audit	6,381	7,280	7,280
Custody	5,672	3,089	3,889
Trustee	3,845	859	997
Miscellaneous	804	402	752
Insurance	5,131	170	213
Printing and Mailing	310	-	-
Total Expenses	144,814	47,214	52,069
Fees Waived and Reimbursed by the Advisor (a)	(60,412)	(28,683)	(26,592)
Net Expenses	84,402	18,531	25,477

Net Investment Income (Loss)	215,642	106,465	(6,149)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	820	5,408	(167,558)
Net Realized Gain on Written Options	53,819	-	-
Net Change in Unrealized Appreciation on Investments	688,645	19,264	509,378
Net Realized and Unrealized Gain on Investments	743,284	24,672	341,820

Net Increase in Net Assets Resulting from Operations	$ 958,926	$ 131,137	$ 335,671

(a) See Note 5 in the Notes to the Financial Statements.
The accompanying notes are an integral part of these financial statements.

Archer Balanced Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Years Ended
	2/29/2012	8/31/2011
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 215,642	$ 314,098
Net Realized Gain on Investments and Call Options Written	54,639	531,369
Net Change in Unrealized Appreciation on Investments and Call Options Written	688,645	246,818
Net Increase in Net Assets Resulting from Operations	958,926	1,092,285

Distributions to Shareholders:
Net Investment Income	(349,094)	(312,163)
Total Distributions	(349,094)	(312,163)

Capital Share Transactions:
Proceeds from Sale of Shares	1,792,834	1,660,481
Shares Issued on Reinvestment of Dividends	345,950	288,043
Early Redemption Fees *	-	-
Cost of Shares Redeemed	(1,574,765)	(2,801,323)
Net Increase (Decrease) from Capital Share Transactions	564,019	(852,799)

Net Assets:
Net Increase (Decrease) in Net Assets	1,173,851	(72,677)
Beginning of Year	13,948,809	14,021,486
End of Year (Including Accumulated Undistributed Net
Investment Income/(Loss) of $15,818 and $149,270, respectively)	$ 15,122,660	$ 13,948,809

Share Transactions:
Shares Sold	207,039	186,297
Shares Issued on Reinvestment of Dividends	40,700	33,032
Shares Redeemed	(181,277)	(314,873)
Net Increase (Decrease) in Shares	66,462	(95,544)
Outstanding at Beginning of Year	1,606,951	1,702,495
Outstanding at End of Year	1,673,413	1,606,951

* The Fund charges a 0.50% redemption fee on shares redeemed within 30 calendar days of purchase.
The accompanying notes are an integral part of these financial statements.

Archer Income Fund
Statement of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Period Ended *
	2/29/2012	8/31/2011
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 106,465	$ 65,468
Net Realized Gain (Loss) on Investments	5,408	(847)
Net Change in Unrealized Appreciation on Investments	19,264	12,761
Net Increase in Net Assets Resulting from Operations	131,137	77,382

Distributions to Shareholders:
Net Investment Income	(169,206)	-
Realized Gains	(4,922)	-
Total Distributions	(174,128)	-

Capital Share Transactions:
Proceeds from Sale of Shares	1,480,956	2,590,524
Shares Issued on Reinvestment of Dividends	164,349	-
Early Redemption Fees **	-	-
Cost of Shares Redeemed	(443,359)	(48,549)
Net Increase from Capital Share Transactions	1,201,946	2,541,975

Net Assets:
Net Increase in Net Assets	1,158,955	2,619,357
Beginning of Year	2,619,357	-
End of Year (Including Accumulated Undistributed Net
Investment Income/(Loss) of $(1,706) and $65,468, respectively)	$ 3,778,312	$ 2,619,357

Share Transactions:
Shares Sold	71,887	128,514
Shares Issued on Reinvestment of Dividends	8,280	-
Shares Redeemed	(21,498)	(2,416)
Net Increase in Shares	58,669	126,098
Outstanding at Beginning of Year	126,098	-
Outstanding at End of Year	184,767	126,098

* The Fund commenced investment operations on March 31, 2011.
** The Fund charges a 1.00% redemption fee on shares redeemed within 90 calendar days of purchase.
The accompanying notes are an integral part of these financial statements.

Archer Stock Fund
Statement of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Period Ended *
	2/29/2012	8/31/2011
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (6,149)	$ (2,780)
Net Realized Loss on Investments	(167,558)	(130,717)
Net Change in Unrealized Appreciation (Depreciation) on Investments	509,378	(227,289)
Net Increase (Decrease) in Net Assets Resulting from Operations	335,671	(360,786)

Distributions to Shareholders:
Net Investment Income	-	-
Total Distributions	-	-

Capital Share Transactions:
Proceeds from Sale of Shares	1,284,363	3,333,425
Shares Issued on Reinvestment of Dividends	-	-
Early Redemption Fees **	-	-
Cost of Shares Redeemed	(67,674)	(72,042)
Net Increase from Capital Share Transactions	1,216,689	3,261,383

Net Assets:
Net Increase in Net Assets	1,552,360	2,900,597
Beginning of Year	2,900,597	-
End of Year (Including Accumulated Undistributed Net
Investment Income/(Loss) of $(6,149) and $0, respectively)	$ 4,452,957	$ 2,900,597

Share Transactions:
Shares Sold	46,577	107,815
Shares Issued on Reinvestment of Dividends	-	-
Shares Redeemed	(2,477)	(2,616)
Net Increase in Shares	44,100	105,199
Outstanding at Beginning of Year	105,199	-
Outstanding at End of Year	149,299	105,199

* The Fund commenced investment operations on March 31, 2011.
** The Fund charges a 1.00% redemption fee on shares redeemed within 90 calendar days of purchase.
The accompanying notes are an integral part of these financial statements.

Archer Balanced Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		For the Years Ended
	2/29/2012		8/31/2011	8/31/2010	8/31/2009	8/31/2008	8/31/2007

Net Asset Value, at Beginning of Period	$ 8.68		$ 8.24	$ 8.09	$ 9.68	$ 11.31	$ 10.75

Income (Loss) From Investment Operations:
Net Investment Income *	0.13		0.19	0.16	0.17	0.33	0.29
Net Gain (Loss) on Securities (Realized and Unrealized)	0.44		0.43	0.19	(1.48)	(1.46)	0.79
Total from Investment Operations	0.57		0.62	0.35	(1.31)	(1.13)	1.08

Distributions:
Net Investment Income	(0.21)		(0.18)	(0.20)	(0.28)	(0.25)	(0.29)
Realized Gains	0.00		0.00	0.00	0.00	(0.25)	(0.23)
Total from Distributions	(0.21)		(0.18)	(0.20)	(0.28)	(0.50)	(0.52)

Proceeds from Redemption Fees **	-		-	-	-	-	-

Net Asset Value, at End of Period	$ 9.04		$ 8.68	$ 8.24	$ 8.09	$ 9.68	$ 11.31

Total Return ***	6.76%		7.54%	4.23%	(13.28)%	(10.46)%	10.09%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 15,123		$ 13,949	$ 14,021	$ 10,490	$ 9,909	$ 10,749
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	2.06%	†	2.00%	2.01%	2.93%	2.30%	2.21%
Ratio of Net Investment Income to Average Net Assets	2.21%	†	1.30%	1.06%	0.57%	2.10%	1.85%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.20%	†	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Income to Average Net Assets	3.06%	†	2.10%	1.87%	2.29%	3.20%	2.86%
Portfolio Turnover	37.16%		69.95%	77.73%	79.42%	115.68%	66.98%

† Annualized
* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Amount less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

Archer Income Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Period Ended (b)
	2/29/2012		8/31/2011

Net Asset Value, at Beginning of Period	$ 20.77		$ 20.00

Income (Loss) From Investment Operations:
Net Investment Income *	0.70		0.73
Net Gain (Loss) on Securities (Realized and Unrealized)	0.08		0.04
Total from Investment Operations	0.78		0.77

Distributions:
Net Investment Income	(1.07)		-
Realized Gains	(0.03)		-
Total from Distributions	(1.10)		-

Proceeds from Redemption Fees **	-		-

Net Asset Value, at End of Period	$ 20.45		$ 20.77

Total Return ***	3.93%		3.85%	(a)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,778		$ 2,619
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	3.05%	†	4.21%	†
Ratio of Net Investment Income to Average Net Assets	5.03%	†	4.43%	†
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.20%	†	1.20%	†
Ratio of Net Investment Income to Average Net Assets	6.88%	†	7.44%	†
Portfolio Turnover	8.16%		11.01%

(a) Not Annualized
(b) The Fund commenced investment operations on March 31, 2011.
† Annualized
* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Amount less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

Archer Stock Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Period Ended (b)
	2/29/2012		8/31/2011

Net Asset Value, at Beginning of Period	$ 27.57		$ 30.00

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.05)		(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	2.31		(2.40)
Total from Investment Operations	2.26		(2.43)

Distributions:
Net Investment Income	-		-
Realized Gains	-		-
Total from Distributions	-		-

Proceeds from Redemption Fees **	-		-

Net Asset Value, at End of Period	$ 29.83		$ 27.57

Total Return ***	8.20%		(8.10)%	(a)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 4,453		$ 2,901
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	2.96%	†	3.99%	†
Ratio of Net Investment Loss to Average Net Assets	(1.86)%	†	(2.78)%	†
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.45%	†	1.45%	†
Ratio of Net Investment Loss to Average Net Assets	(0.35)%	†	(0.24)%	†
Portfolio Turnover	190.02%		163.69%

(a) Not Annualized
(b) The Fund commenced investment operations on March 31, 2011.
† Annualized
* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Amount less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

THE ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 29, 2012 (UNAUDITED)

NOTE 1. ORGANIZATION

The Archer Investment Series Trust, an Ohio business trust (the “Trust”), is an open-end investment management company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 7, 2009 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series.  The Trust currently consists of three funds: The Archer Balanced Fund (the “Balanced Fund”), the Archer Income Fund (the “Income Fund”), and the Archer Stock Fund (the “Stock Fund”).   The investment objective of the Balanced Fund is total return.  Total return is comprised of both income and capital appreciation. The Balanced Fund commenced operations on June 11, 2010.   Prior to June 11, 2010, the Balanced Fund operated as a series of the Unified Series Trust, an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002.  The Balanced Fund originally commenced investment operations on September 27, 2005.

The Income Fund and the Stock Fund each commenced investment operations on March 11, 2011. The investment objective of the Income Fund is income while secondarily striving for capital appreciation.  The investment objective of the Stock Fund is capital appreciation.  The investment advisor to the Funds is Archer Investment Corporation, Inc. (the “Advisor”).  See Note 5 for additional information regarding the Advisor.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2008-2011 (for the Balanced Fund), as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the six months ended February 29, 2012, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Security Transactions and Related Income - The Funds follows industry practice and record security transactions on the trade date.  Realized gains and losses are computed using the specific cost of the security.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Funds intend to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Funds intend to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Redemption Fee - To discourage short-term trades by investors, the Balanced Fund will impose a redemption fee of 0.50% of the total redemption amount (calculated at market value) if shares are redeemed within thirty calendar days of purchase. The Income and Stock Funds will each impose a redemption fee of 1.00% of the total redemption amount (calculated at market value) if shares are redeemed within ninety calendar days of purchase. There were no redemption fees collected for the Funds for the six months ended February 29, 2012.

Options - The Balanced and Income Funds may sell covered call options as part of their investment programs to obtain market exposure or to manage risk or hedge against adverse market conditions. When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund.  The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. See Note 4 for additional information on options transactions.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities, including common stocks, American Depositary Receipts, estate investment trusts, exchanged-traded funds, real preferred securities and bonus certificates, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.

Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, such as corporate bonds, municipal bonds and structured notes, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. These securities will be categorized as Level 3 securities. The Advisor used inputs such as pricing of similar securities and market movements of the underlying common stock to fair value reverse convertible bonds.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

NOTE 4. DERIVATIVE TRANSACTIONS

As of February 29, 2012, there were no options outstanding in either the Balanced or Income Funds.

For the six months ended February 29, 2012, the Balanced Fund’s transactions in options written were as follows (100 shares of common stock underlie each option contract):

	Number of Contracts	Premiums Received

Options outstanding at August 31, 2011	-	$ -
Options written	85	8,598
Options exercised	-	-
Options expired	(85)	(8,598)
Options terminated in closing purchase transaction	-	-
Options outstanding at February 29, 2012	-	$ -

The location on the Statement of Assets and Liabilities of the Balanced and Income Funds’ derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Asset Derivatives

Investment in Securities, at Value

Schedule of Investments - Structured Notes

Balanced Fund

    $ 359,761

Income Fund

    $ 147,500

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended February 29, 2012 by the Balanced Fund are recorded in the following locations in the Statement of Operations:

	Location	Realized Gain/(Loss)	Location	Unrealized Gain/(Loss)
Call Options Written	Net Realized Gain on Written Options	$53,819	Net Change in Unrealized Appreciation/(Depreciation) on Investments	$0

Structured Notes	Net Realized Gain on Investments	$21,199	Net Change in Unrealized Appreciation/(Depreciation) on Investments	$63,350

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended February 29, 2012 by the Income Fund are recorded in the following locations in the Statement of Operations:

	Location	Realized Gain/(Loss)	Location	Unrealized Gain/(Loss)
Structured Notes	Net Realized Gain on Investments	$0	Net Change in Unrealized Appreciation/(Depreciation) on Investments	($248)

The Income Fund had no options transactions during the six months ended February 29, 2012.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Funds’ investments.  As compensation for its management services, each Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% for the Balanced Fund, 0.50% for the Income Fund, and 0.75% for the Stock Fund of each Fund’s average daily net assets.  For the six months ended February 29, 2012, the Advisor earned fees of $52,751 for the Balanced Fund, $7,721 for the Income Fund, and $13,178 for the Stock Fund, before the waivers and reimbursements described below.

The Advisor also performs administrative duties for the Funds, in which the Advisor receives administrative fees. Administrative fees are paid according to the following schedule for each of the Funds: 0.50% on average net assets under $50 million, 0.07% on assets from $50 million up to $100 million, 0.05% on average net assets over $100 million up to $150 million, and 0.03% on assets over $150 million. The minimum monthly fee is $2,500. During the six months ended February 29, 2012, the Advisor earned administrative fees of $35,264 for the Balanced Fund, $15,166 for the Income Fund, and $15,166 for the Stock Fund.

Archer Balanced Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2013 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Balanced Fund invests) do not exceed 1.20% of the Balanced Fund’s average daily net assets. For the six months ended February 29, 2012, the Advisor waived fees and/or reimbursed expenses of $60,412.  Each waiver or reimbursement by the Advisor is subject to repayment by the Balanced Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Balanced Fund is able to make the repayment without exceeding the 1.20% expense limitation.  Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2014 totaled $372,095.

The amounts subject to repayment by the Balanced Fund, pursuant to the aforementioned conditions, at August 31, 2011 were as follows:

Subject to Repayment
Amount	by August 31,
$146,486	2012
$105,447	2013
$120,162	2014

The Advisor owed the Balanced Fund $1,148 at February 29, 2012 for reimbursement of expenses.

Archer Income Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2013 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Income Fund invests) do not exceed 1.20% of the Income Fund’s average daily net assets. For the six months ended February 29, 2012, the Advisor waived fees and/or reimbursed expenses of $28,683.  Each waiver or reimbursement by the Advisor is subject to repayment by the Income Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Income Fund is able to make the repayment without exceeding the 1.20% expense limitation.  Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2014 totaled $26,451.

The amounts subject to repayment by the Income Fund, pursuant to the aforementioned conditions, at August 31, 2011 were as follows:

Subject to Repayment
Amount	by August 31,
$ 26,451	2014

The Advisor owed the Income Fund $3,079 at February 29, 2012 for reimbursement of expenses.

Archer Stock Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2013 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Stock Fund invests) do not exceed 1.45% of the Stock Fund’s average daily net assets. For the six months ended February 29, 2012, the Advisor waived fees and/or reimbursed expenses of $26,592.  Each waiver or reimbursement by the Advisor is subject to repayment by the Stock Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Stock Fund is able to make the repayment without exceeding the 1.45% expense limitation.  Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2014 totaled $29,562.

The amounts subject to repayment by the Stock Fund, pursuant to the aforementioned conditions, at August 31, 2011 were as follows:

Subject to Repayment
Amount	by August 31,
$ 29,562	2014

The Advisor owed the Stock Fund $1,257 at February 29, 2012 for reimbursement of expenses.

Distribution Plan

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that each Fund will pay its Advisor and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating  0.25% of the average daily net assets of each Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts.  The Fund and/or its Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. The Plan is not currently activated and the plan will not be activated through December 31, 2013 for the Balanced, Income, and Stock Funds.

NOTE 6.  INVESTMENTS

Archer Balanced Fund

For the six months ended February 29, 2012, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $5,075,852 and $4,900,965, respectively.

Archer Income Fund

For the six months ended February 29, 2012, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $1,467,331 and $203,124, respectively.

Archer Stock Fund

For the six months ended February 29, 2012, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $7,736,716 and $6,505,117, respectively.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, or more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2 (a) (9) of the 1940 Act.  As of February 29, 2012, First Clearing, LLC. held in omnibus accounts for the benefit of others approximately 63.22% of the voting securities of the Balanced Fund and may be deemed to control the Fund. As of February 29, 2012, First Clearing, LLC. held in omnibus accounts for the benefit of others approximately 78.80% of the voting securities of the Income Fund and may be deemed to control the Fund. As of February 29, 2012, First Clearing, LLC. held in omnibus accounts for the benefit of others approximately 83.47% of the voting securities of the Stock Fund and may be deemed to control the Fund.

NOTE 8. TAX MATTERS

The Funds tax basis capital gains and losses are determined only at the end of each fiscal year.  For tax purposes, at August 31, 2011, the following represents the tax basis capital gains and losses:

	Balanced	Income	Stock
	Fund	Fund	Fund

Undistributed ordinary income	$ 149,270	$ 65,468	$ -0-

Post-October capital loss deferrals
Realized between 3/11/2011 and 8/31/2011*	$ -0-	$ 848	$ 121,780

Capital Loss Carryforwards ***
Expiring 08/30/2017	$ (679,870)	$ -0-	$ -0-
08/30/2018	$ (1,046,652)	$ -0-	$ -0-
	$ (1,726,522)	$ -0-	$ -0-

As of February 29, 2012, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each of the Funds were as follows:

	Balanced	Income	Stock
	Fund	Fund	Fund

Gross unrealized appreciation on investment securities	$ 934,691	$ 127,394	$ 370,920
Gross unrealized depreciation on investment securities	$ (245,679)	$ (95,370)	$ (88,831)
Net unrealized appreciation on investment securities	$ 689,012	$ 32,024	$ 282,089

Cost of investment securities (including short-term
Investments)**	$ 14,066,198	$ 3,765,062	$ 4,168,342

*  These deferrals are considered incurred in the subsequent year.

** The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes.

*** The capital loss carryforward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

On December 28, 2011, the Balanced Fund paid an income distribution of $0.2136 per share to shareholders of record on December 27, 2011.

On December 28, 2010, the Balanced Fund paid an income distribution of $0.1822 per share to shareholders of record on December 27, 2010.

The tax characterization of distributions for the six months ended February 29, 2012, and year ended August 31, 2011 for the Balanced Fund were as follows:

	2/29/2012	8/31/2011
Ordinary Income	$349,094	$312,163
Short-Term Capital Gains	-	-
Long-Term Capital Gains	-	-
Total	$349,094	$312,163

On December 28, 2011, the Income Fund paid an income distribution of $1.0385 per share to shareholders of record on December 27, 2011.

On December 28, 2011, the Income Fund paid an long-term capital gain distribution of $0.0031 per share to shareholders of record on December 27, 2011.

On December 28, 2011, the Income Fund paid an short-term capital gain distribution of $0.0281 per share to shareholders of record on December 27, 2011.

On February 29, 2012, the Income Fund paid an income distribution of $0.0291 per share to shareholders of record on February 28, 2012.

The tax characterization of distributions for the six months ended February 29, 2012 for the Income Fund were as follows:

2/29/2012
Ordinary Income	$169,206
Short-Term Capital Gains	4,433
Long-Term Capital Gains	489
Total	$174,128

For the six months ended February 29, 2012, there were no distributions paid for the Archer Stock Fund.

NOTE 9. NEW ACCOUNTING PRONOUNCEMENT

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

The Archer Funds
Expense Illustrations
February 29, 2012 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 through February 29, 2012).
Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not such Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Balanced Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2011	February 29, 2012	September 1,2011 to February 29,2012

Actual	$1,000.00	$1,067.65	$6.17
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.90	$6.02

* Expenses are equal to the Value Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2011	February 29, 2012	September 1,2011 to February 29,2012

Actual	$1,000.00	$1,039.26	$6.08
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.90	$6.02

* Expenses are equal to the Value Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Stock Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2011	February 29, 2012	September 1,2011 to February 29,2012

Actual	$1,000.00	$1,081.97	$7.51
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.65	$7.27

* Expenses are equal to the Value Fund's annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

THE ARCHER FUNDS

TRUSTEES AND OFFICERS

FEBRUARY 29, 2012 (UNAUDITED)

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following tables provide information regarding the Trustees and Officers.

Independent Trustees

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
David Miller (65) Independent Trustee, January 2010 to present	General Securities Corp. – President; 1982-Present
Donald G. Orzeske, J. D. (57) Independent Trustee, January 2010 to present	GOODIN, ORZESKE & BLACKWELL, P.C. - Attorney at Law – Shareholder - 2000-Present

*    The address for each trustee is: .9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

** The Trust currently consists of 3 Funds.

Interested Trustees & Officers

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Troy Patton (44) Trustee & President, December 2009 to present	Frontier CPA Group – Managing Partner. 1996-2004 Archer Investment Corporation, Inc. – President. July 2005 – Present Patton and Associates, LLC – Managing Partner. January 2005 – Present
Gregory Getts, (55) Treasurer, December 2009 to present	Mutual Shareholders Services, LLC – Principal Owner. January 1999 – present.
C. Richard Ropka, Esq. (49) Secretary, December 2009 to present	Attorney - Law Office of C. Richard Ropka, LLC May 1, 2008 – present, Attorney - Rabil, Ropka, Kingett and Stewart, LLC January 1, 2004 – May 1, 2008
Sara Mahon (32) Chief Compliance Officer, December 2009 to present

Executive Assistant/Compliance, Archer Financial Advisors, Inc.,  2006 – present, Executive Assistant/Compliance,  Archer Balanced Fund (NASDAQ: ARCHX), 2006 – present; Executive Assistant, Frontier Investment Advisors/Fiducial, 2001 – 2006.

*    The address for each trustee and officer of the Trust is 9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

** The Trust currently consists of 3 Funds.

THE ARCHER FUNDS

ADDITIONAL INFORMATION

FEBRUARY 29, 2012 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended August 31, are available without charge upon request by (1) calling the Fund at (800)238-7701 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on November 30 and May 31. The Fund’s Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-238-7701.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-800-238-7701.

INVESTMENT ADVISOR

Archer Investment Corporation, Inc.

9000 Keystone Crossing, Suite 630

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, NJ 08012

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not Applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Investment Series Trust

By /s/Troy C. Patton

   * Troy C. Patton

     President and Trustee

Date May 7, 2012

* Print the name and title of each signing officer under his or her signature.